NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)
Nature and Continuance of Operations
Proceeds from royalty arrangement on mineral property interest	$ 15,463
Cash and cash equivalents	14,173	$ 22,291
Working capital (deficiency)	(14,765)	(21,734)
Net loss	24,442	31,542
Deficit	$ (675,962)	$ (651,520)	$ (675,962)